Investment in Joint Ventures - Summary of Financial Information of Group's Investment in Flocktory Joint Venture (Detail) - RUB (₽) ₽ in Millions	Dec. 31, 2017	Dec. 31, 2016
Share of the joint control companies' statement of financial position:
Non-current assets	₽ 13,936	₽ 12,444
Current assets	31,094	27,205
including cash and cash equivalents	18,406	18,997
Current liabilities	23,062	₽ 18,850
Joint operations [member] | Flocktory Ltd (Cyprus) [member]
Share of the joint control companies' statement of financial position:
Non-current assets	666
Current assets	125
including cash and cash equivalents	80
Current liabilities	(11)
including financial liabilities	(9)
Net assets	780
Group's share (82%) of net assets	640
Goodwill	192
Joint operations [member] | Joint ventures [member]
Share of the joint control companies' statement of financial position:
Carrying amount of investment in joint venture companies	₽ 832